Shareholders' Equity	12 Months Ended
Jun. 30, 2020
Shareholders Equity
Shareholders' Equity
19.	Shareholders’ Equity

Share capital and share premium

The Group’s share capital is represented by ordinary shares with a nominal value of 1 peso per share and one vote each. No other activity has been recorded for the fiscal year ended June 30, 2020 in the capital accounts.

Inflation adjustment of share capital

The inflation adjustment related to share capital is allocated to an inflation adjustment reserve that forms part of shareholders’ equity. The balance of this reserve could be applied only towards the issuance of common stock to shareholders of the Company

Treasury shares

On December 5, 2018, the Board of Directors of Cresud approved the repurchase of shares issued by the Company and established the terms and conditions for the acquisition of treasury shares, under the terms of Article 64 of Law No. 26,831 and the CNV rules, for up to a maximum amount of Ps. 429 million and up to 10% of the share capital in the form of ordinary shares or American Depositary Shares (“ADS”) representative of 10 shares each, up to daily limit of up to 25% of the average volume of daily transactions that the Company’s shares have experienced, jointly in the listed markets, during the previous 90 business days, and at a maximum price of up to US$ 15.50 per ADS and up to a maximum value in pesos equivalent to the maximum price per ADS divided by 10 and multiplied by the value of the exchange rate of the National Bank of at each period. Also, on March 1, 2019, the Board of Directors of Cresud approved the extension of the repurchase term for a period of 30 days in addition to the timely approved.

On March 13, 2019, the above mention plan was completed and the Company acquired the equivalent of 6,394,009 common shares representing 99.97% of the approved program and 1.27% of Cresud’s share capital, which correspond to 1,095,009 ordinary shares for a total of Ps. 74 and 529,900 ADRs (representing 5,299,000 ordinary shares) for a total of US$ 6.5 (equivalent to Ps. 354).

On March 14, 2019, the Board of Directors of Cresud approved a new repurchase of shares by the Company and established the terms and conditions for the acquisition of treasury shares by the Company, under the terms of Article 64 of the Law No. 26,831 and the CNV rules, for up to a maximum amount of Ps. 429 million and up to 10% of the share capital in the form of ordinary shares or ADS, up to a daily limit of up to 25% of the average volume of transactions daily that have experienced the shares of the Company, jointly in the markets that it quotes, during the previous 90 business days, and to a maximum of up to US$ 15.50 per ADS and up to a maximum value in pesos equivalent to the maximum price per ADS divided by 10 and multiplied by the value of the exchange rate of the National Bank of at each period. The repurchase period was set in up to 90 days, beginning the day following the date of publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange.

On June 26, 2019, the repurchase plan was completed, and the Company acquired the equivalent of 6,712,465 ordinary shares representing 99.96% of the approved program and 1.34% of Cresud’s share capital which correspond to 3,824,035 ordinary shares for a total of Ps. 244 and 288,843 ADRs (representative of 2,888,430 ordinary shares) for a total of US$ 2.9 (equivalent to Ps. 184).

Legal reserve

According to Law N° 19,550, 5% of the profit of the year is destinated to constitute a legal reserve until it reaches the legal capped amounts (20% of total capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. The Group has not reached the legal limit of this reserve.

Special reserve

The CNV, through General Ruling N° 562/9 and 576/10, has provided for the application of Technical Resolutions N° 26 and 29 of the FACPCE, which adopt the IFRS, IASB for companies subject to the public offering regime ruled by Law 17,811, due to the listing of their shares or corporate notes, and for entities that have applied for authorization to be listed under the mentioned regime. The Group has applied IFRS, as issued by the IASB, for the first time in the year beginning July 1, 2012, with the transition date being July 1, 2011. Pursuant to CNV General Ruling N° 609/12, the Company set up a special reserve, to reflect the positive difference between the balance at the beginning of retained earnings disclosed in the first Financial Statements prepared according to IFRS and the balance at closing of retained earnings disclosed in the last Financial Statements prepared in accordance with previously effective accounting standards. The reserve recorded in due course amounted to Ps. 993, which as of June 30, 2018 were fully used to absorb the negative balances in the retained earnings account. During fiscal year ended June 30, 2018, the Company’s Board of Directors decided to change the accounting policy of investment property from the cost method to the fair value method, as allowed by IAS 40.

For this reason, as of the transition date, figures have been modified and, hence, the special reserve as set forth by General Ruling CNV N° 609/12 has been increased to Ps. 3,625, which may only be reversed to be capitalized or to absorb potential negative balances under retained earnings.

Dividends

The Shareholders Meeting held on October 31, 2017, approved a distribution of dividends for Ps. 565, which were paid during the month of November 2017. During the year ended June 30, 2020 and 2018 there was no dividend distribution.

Distribution of treasury shares

In accordance with the resolutions Shareholders’ Meeting held on October 30, 2019 and the provisions of the Board of Directors of Cresud on the same day, the distribution of treasury stock of the Company duly acquired by a company took place on November 13, 2019. The number of shares distributed was 13,000,000, which constitutes 0.026 shares per ordinary share and 0.26 per ADS, and a percentage of 2.59% of the capital of Ps. 502 and 2.66% of the net capital which exclude treasury shares of Ps. 499.